Notes to the consolidated statements of income - Cost of materials (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to the consolidated statements of income
Cost of raw materials, supplies and purchased components	€ 4,031,371	€ 3,395,895	€ 3,605,316
Cost of purchased services	258,959	233,638	229,806
Cost of materials	€ 4,290,330	€ 3,629,533	€ 3,835,122